Debt - Legacy GTECH Notes (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2014 EUR (€)	Nov. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Mar. 05, 2015	Feb. 02, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 USD ($)
Debt
Principal			$ 8,437,105			$ 3,034,533
Legacy GTECH Notes
Debt
Principal			1,088,700			1,214,100
Period for waiver of default or breach	12 months	12 months
Consent fees	€ 31.3	$ 39,000
Minimum principal balance of intercompany loans securing the debt			$ 10,000
Interest rate decrease in event of ratings upgrade (as a percent)			1.25%
Redemption price (as a percent)			100.00%
Price for redemption required upon certain events (as a percent)			100.00%
6.625% Senior Secured Notes due 2018
Debt
Principal			$ 544,350			$ 607,050			€ 500.0	$ 544,400
Stated interest rate (as a percent)			6.625%		6.625%				5.375%	5.375%
Effective Interest Rate (as a percent)			7.74%			5.59%
4.750% Senior Secured Notes due 2020
Debt
Principal			$ 544,350			$ 607,050	€ 500.0	$ 544,400
Stated interest rate (as a percent)			4.75%	4.75%			3.50%	3.50%
Effective Interest Rate (as a percent)			6.00%			3.76%